JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
CORPORATE BONDS — 50.8%
Argentina — 0.1%
Agua y Saneamientos Argentinos SA 6.63%, 2/1/2023 (a)		280,000	84,350

Australia — 0.2%
Transurban Finance Co. Pty. Ltd. 2.00%, 8/28/2025 (a)	EUR	150,000	170,769
Westpac Banking Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034 (b)		75,000	80,655

			251,424

Azerbaijan — 0.2%
State Oil Co. of the Azerbaijan Republic 4.75%, 3/13/2023 (a)		260,000	271,050

Belgium — 0.6%
Anheuser-Busch Cos. LLC
4.70%, 2/1/2036		20,000	22,804
4.90%, 2/1/2046		85,000	98,565
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 1/23/2029		180,000	212,669
4.90%, 1/23/2031		95,000	115,902
5.55%, 1/23/2049		180,000	225,686
Solvay Finance SA
(EUR Swap Annual 5 Year + 3.70%), 5.42%, 11/12/2023 (a)(b)(c)(d)	EUR	100,000	117,526
Solvay SA
(EUR Swap Annual 5 Year + 3.92%), 4.25%, 12/4/2023 (a)(b)(c)(d)	EUR	100,000	112,670

			905,822

Brazil — 0.6%
Klabin Austria GmbH 7.00%, 4/3/2049 (a)		265,000	269,803
Petrobras Global Finance BV
5.60%, 1/3/2031		420,000	415,296
6.90%, 3/19/2049		250,000	248,375

			933,474

Canada — 0.6%
1011778 BC ULC
4.25%, 5/15/2024 (e)		25,000	25,290
5.00%, 10/15/2025 (e)		15,000	15,160
Advanz Pharma Corp. Ltd. 8.00%, 9/6/2024		45,000	40,950
ATS Automation Tooling Systems, Inc. 6.50%, 6/15/2023 (e)		13,000	13,195
Bombardier, Inc.
6.00%, 10/15/2022 (e)		10,000	6,450

Investments		Principal Amount	Value
7.50%, 12/1/2024 (e)		35,000	21,336
7.88%, 4/15/2027 (e)		37,000	22,292
Emera US Finance LP
3.55%, 6/15/2026		216,000	234,959
4.75%, 6/15/2046		110,000	124,665
Gateway Casinos & Entertainment Ltd. 8.25%, 3/1/2024 (e)		36,000	30,600
Hudbay Minerals, Inc. 7.25%, 1/15/2023 (e)		20,000	18,914
Intertape Polymer Group, Inc. 7.00%, 10/15/2026 (e)		16,000	16,320
MEG Energy Corp. 6.50%, 1/15/2025 (e)		21,000	20,696
NOVA Chemicals Corp.
4.88%, 6/1/2024 (e)		80,000	73,900
5.00%, 5/1/2025 (e)		19,000	16,815
5.25%, 6/1/2027 (e)		45,000	38,098
Open Text Corp. 5.88%, 6/1/2026 (e)		40,000	41,300
Precision Drilling Corp.
7.75%, 12/15/2023		65,000	35,181
7.13%, 1/15/2026 (e)		6,000	3,000
Quebecor Media, Inc. 5.75%, 1/15/2023		32,000	33,704
Stars Group Holdings BV 7.00%, 7/15/2026 (e)		14,000	14,840
Videotron Ltd. 5.13%, 4/15/2027 (e)		40,000	42,050

			889,715

Chile — 0.3%
Empresa de Transporte de Pasajeros Metro SA 4.70%, 5/7/2050 (e)		200,000	229,100
Kenbourne Invest SA 6.88%, 11/26/2024 (e)		200,000	199,500

			428,600

China — 0.5%
China Evergrande Group 8.75%, 6/28/2025 (a)		290,000	225,294
GCL New Energy Holdings Ltd. 7.10%, 1/30/2021 (a)		200,000	93,875
New Metro Global Ltd. 6.50%, 4/23/2021 (a)		200,000	200,000
Yuzhou Properties Co. Ltd. 8.38%, 10/30/2024 (a)		200,000	191,187

			710,356

Denmark — 0.4%
Danske Bank A/S 5.00%, 1/12/2022 (e)		200,000	209,545
Nykredit Realkredit A/S Series CCE, 1.00%, 10/1/2050 (a)	DKK	650,444	95,179

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
TDC A/S 5.00%, 3/2/2022 (f)	EUR	200,000	229,336

			534,060

Finland — 0.1%
Nokia OYJ 2.00%, 3/15/2024 (a)	EUR	100,000	111,619

France — 3.1%
Altice France SA
7.38%, 5/1/2026 (e)		200,000	211,000
3.38%, 1/15/2028 (e)	EUR	100,000	107,120
Banijay Entertainment SASU 3.50%, 3/1/2025 (a)	EUR	125,000	133,206
BPCE SA
3.00%, 5/22/2022 (e)		250,000	256,675
5.15%, 7/21/2024 (e)		600,000	656,035
(EUR Swap Annual 5 Year + 2.37%), 2.75%, 11/30/2027 (a)(b)	EUR	200,000	228,417
Burger King France SAS 6.00%, 5/1/2024 (a)	EUR	100,000	108,925
Casino Guichard Perrachon SA 4.56%, 1/25/2023 (a)(f)	EUR	200,000	209,005
Credit Agricole SA
(EUR Swap Annual 5 Year + 5.12%), 6.50%, 6/23/2021 (a)(b)(c)(d)	EUR	300,000	342,592
3.25%, 10/4/2024 (e)		376,000	399,155
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (b)(c)(d)(e)		400,000	458,000
Elis SA 1.88%, 2/15/2023 (a)	EUR	300,000	329,185
Europcar Mobility Group 4.13%, 11/15/2024 (a)	EUR	100,000	70,766
La Financiere Atalian SASU 4.00%, 5/15/2024 (a)	EUR	100,000	72,153
Orano SA 3.13%, 3/20/2023 (a)	EUR	100,000	112,615
Quatrim SASU 5.88%, 1/15/2024 (a)	EUR	100,000	113,209
Rexel SA 2.63%, 6/15/2024 (a)	EUR	300,000	329,685
SPIE SA 3.13%, 3/22/2024 (a)	EUR	200,000	219,781
Total Capital International SA 3.13%, 5/29/2050		50,000	50,518
TOTAL SA
(EUR Swap Annual 5 Year + 3.78%), 3.87%, 5/18/2022 (a)(b)(c)(d)	EUR	100,000	115,723
Vallourec SA 2.25%, 9/30/2024 (a)	EUR	200,000	119,542

			4,643,307

Investments		Principal Amount	Value
Germany — 0.9%
Deutsche Bank AG 4.25%, 10/14/2021		100,000	101,451
IHO Verwaltungs GmbH 3.75% (cash), 9/15/2026 (a)(g)	EUR	125,000	131,416
Nidda BondCo GmbH 5.00%, 9/30/2025 (a)	EUR	225,000	244,716
Nidda Healthcare Holding GmbH 3.50%, 9/30/2024 (a)	EUR	100,000	109,351
Techem Verwaltungsgesellschaft 674 mbH 6.00%, 7/30/2026 (a)	EUR	250,000	280,218
thyssenkrupp AG
1.38%, 3/3/2022 (a)	EUR	300,000	321,508
2.50%, 2/25/2025 (a)	EUR	100,000	102,080

			1,290,740

Greece — 0.6%
Alpha Bank AE 2.50%, 2/5/2023 (a)	EUR	780,000	896,840

Guatemala — 0.1%
Comunicaciones Celulares SA 6.88%, 2/6/2024 (a)		200,000	203,125

Hong Kong — 0.1%
Metropolitan Light Co. Ltd. 5.50%, 11/21/2022 (e)		151,000	150,811

Indonesia — 0.3%
Pertamina Persero PT 3.65%, 7/30/2029 (e)		400,000	412,380

Ireland — 0.9%
AerCap Ireland Capital DAC 4.63%, 7/1/2022		330,000	310,993
Allied Irish Banks plc
(EUR Swap Annual 5 Year + 3.95%), 4.13%, 11/26/2025 (a)(b)	EUR	100,000	110,204
Avolon Holdings Funding Ltd.
3.95%, 7/1/2024 (e)		126,000	103,971
4.38%, 5/1/2026 (e)		60,000	48,886
eircom Finance DAC 3.50%, 5/15/2026 (a)	EUR	200,000	226,468
Park Aerospace Holdings Ltd. 5.50%, 2/15/2024 (e)		129,000	110,824
Smurfit Kappa Acquisitions ULC 2.38%, 2/1/2024 (a)	EUR	350,000	396,288

			1,307,634

Italy — 1.4%
Banca Monte dei Paschi di Siena SpA 2.00%, 1/29/2024 (a)	EUR	410,000	476,313
Enel Finance International NV 3.50%, 4/6/2028 (e)		200,000	212,335
Leonardo SpA 4.88%, 3/24/2025	EUR	100,000	122,842

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
Rossini SARL 6.75%, 10/30/2025 (a)	EUR	100,000	118,775
Saipem Finance International BV
3.75%, 9/8/2023 (a)	EUR	125,000	140,699
2.63%, 1/7/2025 (a)	EUR	150,000	161,935
Telecom Italia Capital SA 6.00%, 9/30/2034		30,000	32,325
Telecom Italia SpA
5.25%, 2/10/2022 (a)	EUR	100,000	116,922
3.25%, 1/16/2023 (a)	EUR	200,000	227,405
3.63%, 1/19/2024 (a)	EUR	100,000	114,613
3.63%, 5/25/2026 (a)	EUR	225,000	259,112
2.38%, 10/12/2027 (a)	EUR	150,000	160,474

			2,143,750

Kazakhstan — 0.2%
KazMunayGas National Co. JSC 4.75%, 4/19/2027 (a)		355,000	376,025

Luxembourg — 1.0%
Altice Financing SA 7.50%, 5/15/2026 (e)		200,000	210,574
Altice Finco SA 4.75%, 1/15/2028 (a)	EUR	200,000	197,589
Altice France Holding SA
8.00%, 5/15/2027 (a)	EUR	150,000	176,640
8.00%, 5/15/2027 (e)	EUR	123,000	144,844
ARD Finance SA 5.00% (cash), 6/30/2027 (e)(g)	EUR	100,000	104,900
Intelsat Jackson Holdings SA
5.50%, 8/1/2023		80,000	42,200
8.50%, 10/15/2024 (e)		99,000	56,430
9.75%, 7/15/2025 (e)		120,000	69,300
Matterhorn Telecom SA 3.13%, 9/15/2026 (e)	EUR	100,000	108,196
Monitchem HoldCo 3 SA 5.25%, 3/15/2025 (a)	EUR	100,000	111,642
SES SA
(EUR Swap Annual 5 Year + 4.66%), 4.62%, 1/2/2022 (a)(b)(c)(d)	EUR	250,000	276,819

			1,499,134

Malaysia — 0.1%
Petronas Capital Ltd. 3.50%, 4/21/2030 (e)		200,000	221,434

Mexico — 1.1%
Banco Mercantil del Norte SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 7/6/2022 (b)(c)(d)(e)		200,000	188,125

Investments		Principal Amount	Value
BBVA Bancomer SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (b)(e)		200,000	182,812
Petroleos Mexicanos
6.75%, 9/21/2047		1,210,000	939,263
6.95%, 1/28/2060 (e)		410,000	313,240

			1,623,440

Morocco — 0.1%
OCP SA 6.88%, 4/25/2044 (a)		200,000	224,875

Netherlands — 1.0%
ABN AMRO Bank NV 4.75%, 7/28/2025 (e)		200,000	216,215
ING Groep NV
(EUR Swap Annual 5 Year + 2.85%), 3.00%, 4/11/2028 (b)	EUR	100,000	115,096
OCI NV 3.13%, 11/1/2024 (a)	EUR	100,000	108,807
Sigma Holdco BV 5.75%, 5/15/2026 (a)	EUR	125,000	135,981
Starfruit Finco BV 6.50%, 10/1/2026 (a)	EUR	125,000	136,675
Sunshine Mid BV 6.50%, 5/15/2026 (a)	EUR	200,000	218,125
UPCB Finance IV Ltd. 4.00%, 1/15/2027 (a)	EUR	180,000	200,688
Ziggo Bond Co. BV 3.38%, 2/28/2030 (a)	EUR	200,000	210,355
Ziggo BV 4.25%, 1/15/2027 (a)	EUR	180,000	206,802

			1,548,744

Peru — 0.1%
Southern Copper Corp. 5.88%, 4/23/2045		140,000	167,388

Portugal — 0.2%
EDP Finance BV 2.38%, 3/23/2023 (a)	EUR	200,000	233,372

Qatar — 0.1%
ABQ Finance Ltd. 3.50%, 2/22/2022 (a)		200,000	202,937
Ras Laffan Liquefied Natural Gas Co. Ltd. II 5.30%, 9/30/2020 (a)		14,125	14,178

			217,115

Spain — 1.6%
AI Candelaria Spain SLU 7.50%, 12/15/2028 (a)		250,000	243,238
CaixaBank SA
(EUR Swap Annual 5 Year + 6.50%), 6.75%, 6/13/2024 (a)(b)(c)(d)	EUR	200,000	218,427
(EUR Swap Annual 5 Year + 3.35%), 3.50%, 2/15/2027 (a)(b)	EUR	200,000	224,213

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
Grifols SA
1.63%, 2/15/2025 (e)	EUR	100,000	108,785
3.20%, 5/1/2025 (a)	EUR	200,000	223,322
2.25%, 11/15/2027 (e)	EUR	100,000	108,785
Grupo Antolin-Irausa SA 3.25%, 4/30/2024 (a)	EUR	100,000	92,134
NorteGas Energia Distribucion SA 2.07%, 9/28/2027 (a)	EUR	100,000	114,627
Repsol International Finance BV
(EUR Swap Annual 10 Year + 4.20%), 4.50%, 3/25/2075 (a)(b)	EUR	200,000	230,890
Telefonica Europe BV
(EUR Swap Annual 5 Year + 3.86%), 3.75%, 3/15/2022 (a)(b)(c)(d)	EUR	300,000	333,613
(EUR Swap Annual 5 Year + 2.33%), 2.63%, 3/7/2023 (a)(b)(c)(d)	EUR	200,000	216,294
Series NC5, (EUR Swap Annual 5 Year + 2.45%), 3.00%, 9/4/2023 (a)(b)(c)(d)	EUR	300,000	325,106

			2,439,434

Sweden — 0.2%
Telefonaktiebolaget LM Ericsson 1.88%, 3/1/2024 (a)	EUR	125,000	139,690
Verisure Midholding AB 5.75%, 12/1/2023 (a)	EUR	200,000	221,344

			361,034

Switzerland — 1.7%
Credit Suisse AG
2.80%, 4/8/2022		310,000	321,207
2.95%, 4/9/2025		260,000	279,437
Credit Suisse Group AG
(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023 (b)(c)(d)(e)		450,000	483,669
(SOFR + 3.73%), 4.19%, 4/1/2031 (b)(e)		290,000	321,641
Dufry One BV 2.50%, 10/15/2024 (a)	EUR	200,000	192,038
Glencore Finance Europe Ltd. 6.00%, 4/3/2022 (a)(f)	GBP	100,000	130,573
UBS Group AG
(EUR Swap Annual 5 Year + 5.29%), 5.75%, 2/19/2022 (a)(b)(c)(d)	EUR	600,000	691,838
(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025 (a)(b)(c)(d)		200,000	217,991

			2,638,394

Investments		Principal Amount	Value
Taiwan — 0.1%
Competition Team Technologies Ltd. 3.75%, 3/12/2024 (a)		200,000	210,250

Turkey — 0.1%
Turkiye Garanti Bankasi A/S 5.25%, 9/13/2022 (a)		210,000	208,753

United Arab Emirates — 0.0% (h)
Shelf Drilling Holdings Ltd. 8.25%, 2/15/2025 (e)		39,000	17,258

United Kingdom — 3.8%
BAT Capital Corp.
4.70%, 4/2/2027		50,000	55,921
3.56%, 8/15/2027		270,000	283,688
4.39%, 8/15/2037		115,000	120,702
4.54%, 8/15/2047		130,000	138,039
CPUK Finance Ltd. 4.25%, 8/28/2022 (a)	GBP	100,000	111,948
eG Global Finance plc 4.38%, 2/7/2025 (a)	EUR	200,000	209,111
FCE Bank plc
1.88%, 6/24/2021 (a)	EUR	100,000	107,533
1.13%, 2/10/2022 (a)	EUR	300,000	316,365
Fiat Chrysler Finance Europe SENC
4.75%, 3/22/2021 (a)	EUR	100,000	112,946
4.75%, 7/15/2022 (a)	EUR	100,000	114,952
HSBC Holdings plc
3.40%, 3/8/2021		280,000	285,743
(ICE LIBOR USD 3 Month + 1.21%), 3.80%, 3/11/2025 (b)		245,000	262,264
Iceland Bondco plc 4.63%, 3/15/2025 (a)	GBP	100,000	106,210
Lloyds Banking Group plc 4.58%, 12/10/2025		200,000	216,466
Reynolds American, Inc. 4.45%, 6/12/2025		165,000	182,412
Royal Bank of Scotland Group plc
(USD Swap Semi 5 Year + 7.60%), 8.62%, 8/15/2021 (b)(c)(d)		200,000	207,672
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023 (b)		235,000	241,750
6.10%, 6/10/2023		30,000	32,759
Santander UK Group Holdings plc 3.57%, 1/10/2023		400,000	411,431
Sky Ltd.
1.50%, 9/15/2021 (a)	EUR	200,000	224,964
2.25%, 11/17/2025 (a)	EUR	200,000	241,616

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
Standard Chartered plc
(USD Swap Semi 5 Year + 5.72%), 7.75%, 4/2/2023 (b)(c)(d)(e)		200,000	206,250
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 4.64%, 4/1/2031 (b)(e)		200,000	223,041
Synlab Unsecured Bondco plc 8.25%, 7/1/2023 (a)	EUR	200,000	225,340
Virgin Media Finance plc 4.50%, 1/15/2025 (a)	EUR	200,000	224,341
Virgin Media Secured Finance plc 5.50%, 5/15/2029 (e)		200,000	210,000
Vodafone Group plc
5.25%, 5/30/2048		180,000	233,358
4.88%, 6/19/2049		121,000	150,713
(EUR Swap Annual 5 Year + 2.67%), 3.10%, 1/3/2079 (a)(b)	EUR	300,000	333,847

			5,791,382

United States — 28.4%
Abbott Ireland Financing DAC 1.50%, 9/27/2026 (a)	EUR	200,000	235,439
AbbVie, Inc.
3.60%, 5/14/2025		250,000	275,821
2.95%, 11/21/2026 (e)		200,000	214,436
3.20%, 11/21/2029 (e)		130,000	139,289
4.05%, 11/21/2039 (e)		165,000	185,149
4.70%, 5/14/2045		90,000	107,460
4.45%, 5/14/2046		50,000	57,866
Acadia Healthcare Co., Inc. 6.50%, 3/1/2024		54,000	54,591
ACCO Brands Corp. 5.25%, 12/15/2024 (e)		60,000	60,300
ACE Cash Express, Inc. 12.00%, 12/15/2022 (e)		23,000	17,250
Adient Global Holdings Ltd. 3.50%, 8/15/2024 (a)	EUR	100,000	95,531
AES Corp. (The) 5.50%, 4/15/2025		15,000	15,375
Ahern Rentals, Inc. 7.38%, 5/15/2023 (e)		30,000	13,050
Air Lease Corp.
3.25%, 3/1/2025		45,000	41,647
3.25%, 10/1/2029		140,000	119,259
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023 (e)		30,000	28,500
Air Products and Chemicals, Inc. 2.05%, 5/15/2030		60,000	62,216

Investments		Principal Amount	Value
Albertsons Cos., Inc.
6.63%, 6/15/2024		40,000	41,360
5.75%, 3/15/2025		25,000	25,693
Allison Transmission, Inc.
5.00%, 10/1/2024 (e)		20,000	20,150
4.75%, 10/1/2027 (e)		50,000	48,500
Ally Financial, Inc. 4.63%, 5/19/2022		74,000	76,220
Altria Group, Inc.
1.70%, 6/15/2025	EUR	300,000	339,741
2.20%, 6/15/2027	EUR	250,000	288,311
3.40%, 5/6/2030		50,000	52,745
AMC Entertainment Holdings, Inc.
5.75%, 6/15/2025		137,000	35,277
5.88%, 11/15/2026		12,000	3,000
6.13%, 5/15/2027		18,000	4,500
AMC Networks, Inc. 5.00%, 4/1/2024		119,000	119,297
Ameren Corp. 3.50%, 1/15/2031		160,000	177,766
American Airlines Group, Inc. 5.00%, 6/1/2022 (e)		15,000	8,700
American Axle & Manufacturing, Inc.
6.63%, 10/15/2022		188,000	186,620
6.25%, 4/1/2025		11,000	10,368
6.50%, 4/1/2027		7,000	6,545
American Tower Corp.
REIT, 5.00%, 2/15/2024		570,000	648,874
REIT, 1.38%, 4/4/2025	EUR	140,000	156,692
American Water Capital Corp. 2.80%, 5/1/2030		110,000	117,397
American Woodmark Corp. 4.88%, 3/15/2026 (e)		95,000	92,387
AmeriGas Partners LP 5.50%, 5/20/2025		35,000	36,400
Amgen, Inc. 2.30%, 2/25/2031		50,000	51,660
Amkor Technology, Inc. 6.63%, 9/15/2027 (e)		12,000	12,690
AMN Healthcare, Inc. 5.13%, 10/1/2024 (e)		21,000	21,052
Amsted Industries, Inc. 5.63%, 7/1/2027 (e)		9,000	9,141
Antero Resources Corp. 5.13%, 12/1/2022		134,000	93,800
Apple, Inc. 3.85%, 5/4/2043		70,000	86,155
Aramark International Finance SARL 3.13%, 4/1/2025 (a)	EUR	100,000	104,591
Aramark Services, Inc. 5.00%, 2/1/2028 (e)		80,000	78,800
Archrock Partners LP 6.88%, 4/1/2027 (e)		11,000	10,505

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
AT&T, Inc.
2.95%, 7/15/2026		42,000	44,211
2.30%, 6/1/2027		100,000	101,148
4.75%, 5/15/2046		75,000	87,439
Avantor, Inc. 6.00%, 10/1/2024 (e)		65,000	68,236
Avis Budget Car Rental LLC
6.38%, 4/1/2024 (e)		45,000	37,237
5.25%, 3/15/2025 (e)		42,000	33,390
5.75%, 7/15/2027 (e)		14,000	10,710
B&G Foods, Inc. 5.25%, 4/1/2025		49,000	50,347
Ball Corp. 4.38%, 12/15/2023	EUR	150,000	181,052
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.37%), 2.74%, 1/23/2022 (b)		180,000	181,911
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (b)		391,000	408,560
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026 (b)(c)(d)		230,000	251,850
(ICE LIBOR USD 3 Month + 1.19%), 2.88%, 10/22/2030 (b)		190,000	199,665
Bank of New York Mellon Corp. (The)
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.36%), 4.70%, 9/20/2025 (b)(c)(d)		85,000	87,444
Bausch Health Cos., Inc.
6.50%, 3/15/2022 (e)		74,000	75,280
4.50%, 5/15/2023 (a)	EUR	100,000	109,886
5.88%, 5/15/2023 (e)		15,000	14,991
7.00%, 3/15/2024 (e)		100,000	103,479
6.13%, 4/15/2025 (e)		525,000	532,765
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (e)		20,000	18,894
Becton Dickinson and Co.
1.40%, 5/24/2023	EUR	100,000	111,769
2.82%, 5/20/2030		195,000	207,223
3.79%, 5/20/2050		55,000	61,782
Belden, Inc. 3.38%, 7/15/2027 (a)	EUR	100,000	105,677
Berry Global, Inc.
5.13%, 7/15/2023		25,000	25,250
4.50%, 2/15/2026 (e)		13,000	13,069
5.63%, 7/15/2027 (e)		10,000	10,500

Investments	Principal Amount	Value
Biogen, Inc. 2.25%, 5/1/2030	70,000	70,917
Blue Racer Midstream LLC 6.13%, 11/15/2022 (e)	155,000	151,272
Boeing Co. (The)
4.88%, 5/1/2025	210,000	222,888
5.04%, 5/1/2027	260,000	276,033
3.50%, 3/1/2039	135,000	113,622
5.71%, 5/1/2040	65,000	71,146
Booz Allen Hamilton, Inc. 5.13%, 5/1/2025 (e)	13,000	13,149
Boyd Gaming Corp. 6.38%, 4/1/2026	58,000	57,693
Boyne USA, Inc. 7.25%, 5/1/2025 (e)	28,000	29,610
Brink’s Co. (The) 4.63%, 10/15/2027 (e)	42,000	39,283
Bristol-Myers Squibb Co. 2.90%, 7/26/2024 (e)	242,000	261,252
Broadcom, Inc.
2.25%, 11/15/2023 (e)	240,000	243,603
4.25%, 4/15/2026 (e)	175,000	187,374
BWX Technologies, Inc. 5.38%, 7/15/2026 (e)	10,000	10,279
Caesars Resort Collection LLC 5.25%, 10/15/2025 (e)	25,000	22,234
Callon Petroleum Co.
6.25%, 4/15/2023	47,000	15,275
6.13%, 10/1/2024	38,000	12,540
Calpine Corp. 5.25%, 6/1/2026 (e)	69,000	71,450
Catalent Pharma Solutions, Inc. 4.88%, 1/15/2026 (e)	35,000	35,787
CCO Holdings LLC
5.88%, 4/1/2024 (e)	144,000	147,930
5.75%, 2/15/2026 (e)	391,000	407,688
5.13%, 5/1/2027 (e)	160,000	168,003
5.00%, 2/1/2028 (e)	105,000	109,974
5.38%, 6/1/2029 (e)	16,000	17,240
4.75%, 3/1/2030 (e)	36,000	37,620
CDK Global, Inc. 5.25%, 5/15/2029 (e)	35,000	35,700
Cedar Fair LP 5.25%, 7/15/2029 (e)	4,000	3,781
Centene Corp. 5.25%, 4/1/2025 (e)	28,000	28,822
CenterPoint Energy, Inc. 2.95%, 3/1/2030	79,000	83,185
Central Garden & Pet Co. 6.13%, 11/15/2023	20,000	20,450
CenturyLink, Inc.
Series T, 5.80%, 3/15/2022	80,000	83,399
Series W, 6.75%, 12/1/2023	15,000	16,285
Series Y, 7.50%, 4/1/2024	65,000	71,500

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
CF Industries, Inc. 4.50%, 12/1/2026 (e)		190,000	204,904
Charter Communications Operating LLC
4.91%, 7/23/2025		279,000	319,366
5.38%, 5/1/2047		68,000	80,492
3.70%, 4/1/2051		125,000	120,502
Chemours Co. (The)
6.63%, 5/15/2023		40,000	40,100
7.00%, 5/15/2025		73,000	70,993
4.00%, 5/15/2026	EUR	100,000	94,909
Cheniere Energy Partners LP 5.25%, 10/1/2025		30,000	30,300
Chesapeake Energy Corp. 11.50%, 1/1/2025 (e)		93,000	6,277
Chevron Corp.
1.55%, 5/11/2025		250,000	257,692
2.24%, 5/11/2030		110,000	115,927
Cincinnati Bell, Inc.
7.00%, 7/15/2024 (e)		29,000	29,870
8.00%, 10/15/2025 (e)		4,000	4,130
Cinemark USA, Inc. 4.88%, 6/1/2023		38,000	33,583
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023 (b)		100,000	102,901
Series V, (SOFR + 3.23%), 4.70%, 1/30/2025 (b)(c)(d)		56,000	48,720
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (b)(c)(d)		190,000	194,486
(SOFR + 2.75%), 3.11%, 4/8/2026 (b)		140,000	147,394
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026 (b)(c)(d)		200,000	213,000
(SOFR + 3.91%), 4.41%, 3/31/2031 (b)		305,000	351,279
(SOFR + 2.11%), 2.57%, 6/3/2031 (b)		140,000	139,859
Clean Harbors, Inc. 4.88%, 7/15/2027 (e)		25,000	25,875
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024		85,000	77,316
5.13%, 8/15/2027 (e)		80,000	80,000
Clearwater Paper Corp. 4.50%, 2/1/2023		37,000	36,722
Clearway Energy Operating LLC 5.00%, 9/15/2026		44,000	44,990

Investments		Principal Amount	Value
Clorox Co. (The) 1.80%, 5/15/2030		30,000	30,254
CNO Financial Group, Inc. 5.25%, 5/30/2025		15,000	16,376
CNX Midstream Partners LP 6.50%, 3/15/2026 (e)		20,000	18,050
Cogent Communications Group, Inc. 5.38%, 3/1/2022 (e)		25,000	25,680
Comcast Corp.
3.95%, 10/15/2025		250,000	286,397
3.90%, 3/1/2038		40,000	46,621
3.75%, 4/1/2040		94,000	107,727
4.60%, 8/15/2045		105,000	132,810
Commercial Metals Co. 4.88%, 5/15/2023		15,000	15,169
CommScope Technologies LLC 6.00%, 6/15/2025 (e)		204,000	198,333
CommScope, Inc. 8.25%, 3/1/2027 (e)		48,000	50,040
Community Health Systems, Inc.
6.25%, 3/31/2023		21,000	20,370
8.63%, 1/15/2024 (e)		37,000	37,185
Concho Resources, Inc. 3.75%, 10/1/2027		53,000	55,476
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (e)		21,000	14,490
Constellium SE 4.25%, 2/15/2026 (a)	EUR	100,000	103,124
Costco Wholesale Corp. 1.60%, 4/20/2030		350,000	352,716
Coty, Inc. 6.50%, 4/15/2026 (e)		50,000	41,375
Covanta Holding Corp. 5.88%, 7/1/2025		14,000	13,828
Crestwood Midstream Partners LP 5.75%, 4/1/2025		60,000	55,800
Crown Castle International Corp.
REIT, 3.30%, 7/1/2030		155,000	167,664
REIT, 4.15%, 7/1/2050		20,000	22,965
Crown European Holdings SA
4.00%, 7/15/2022 (a)	EUR	250,000	287,226
2.63%, 9/30/2024 (a)	EUR	125,000	139,103
CSC Holdings LLC
5.88%, 9/15/2022		20,000	21,086
5.25%, 6/1/2024		215,000	226,760
CSX Corp. 2.40%, 2/15/2030		350,000	365,973
Curo Group Holdings Corp. 8.25%, 9/1/2025 (e)		110,000	87,312
CVR Partners LP 9.25%, 6/15/2023 (e)		98,000	92,120

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount	Value
CVS Health Corp. 4.13%, 4/1/2040	100,000	115,361
Dana Financing Luxembourg SARL 6.50%, 6/1/2026 (e)	105,000	105,525
DaVita, Inc. 5.13%, 7/15/2024	82,000	83,672
DCP Midstream Operating LP 3.88%, 3/15/2023	74,000	69,930
Deere & Co.
3.10%, 4/15/2030	50,000	56,148
3.75%, 4/15/2050	205,000	247,328
Delek Logistics Partners LP 6.75%, 5/15/2025	29,000	27,985
Dell International LLC
7.13%, 6/15/2024 (e)	37,000	38,410
6.02%, 6/15/2026 (e)	270,000	304,964
Diamond Sports Group LLC
5.38%, 8/15/2026 (e)	84,000	66,780
6.63%, 8/15/2027 (e)	9,000	5,415
Diamondback Energy, Inc. 5.38%, 5/31/2025	40,000	40,931
DISH DBS Corp.
6.75%, 6/1/2021	10,000	10,200
5.88%, 11/15/2024	300,000	296,187
7.75%, 7/1/2026	235,000	243,812
Dole Food Co., Inc. 7.25%, 6/15/2025 (e)	39,000	37,050
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (e)	60,000	41,700
Duke Energy Ohio, Inc. 2.13%, 6/1/2030	120,000	123,302
Dun & Bradstreet Corp. (The) 6.88%, 8/15/2026 (e)	13,000	14,105
Edgewell Personal Care Co. 4.70%, 5/24/2022	25,000	25,750
Edison International 3.55%, 11/15/2024	150,000	156,160
Eldorado Resorts, Inc. 7.00%, 8/1/2023	40,000	40,308
Embarq Corp. 8.00%, 6/1/2036	70,000	74,698
Encompass Health Corp.
5.75%, 11/1/2024	70,000	70,418
5.75%, 9/15/2025	105,000	107,625
Energizer Holdings, Inc.
5.50%, 6/15/2025 (e)	70,000	71,648
7.75%, 1/15/2027 (e)	65,000	70,850
Energy Transfer Operating LP 3.75%, 5/15/2030	60,000	59,150
EnLink Midstream Partners LP
4.40%, 4/1/2024	20,000	16,050
4.15%, 6/1/2025	20,000	16,100
5.60%, 4/1/2044	20,000	12,073

Investments		Principal Amount	Value
Entegris, Inc. 4.63%, 2/10/2026 (e)		65,000	66,284
Entercom Media Corp. 7.25%, 11/1/2024 (e)		20,000	16,100
Enterprise Development Authority (The) 12.00%, 7/15/2024 (e)		63,000	61,911
Envision Healthcare Corp. 8.75%, 10/15/2026 (e)		93,000	40,920
EP Energy LLC
9.38%, 5/1/2024 (e)(i)		40,000	40
8.00%, 11/29/2024 (e)(i)		37,000	370
7.75%, 5/15/2026 (e)(i)		36,000	4,680
ESH Hospitality, Inc.
REIT, 5.25%, 5/1/2025 (e)		130,000	126,425
REIT, 4.63%, 10/1/2027 (e)		18,000	17,032
Evergy Metro, Inc. Series 2020, 2.25%, 6/1/2030		119,000	122,208
Exela Intermediate LLC 10.00%, 7/15/2023 (e)		56,000	9,520
FirstCash, Inc. 5.38%, 6/1/2024 (e)		15,000	15,041
FirstEnergy Corp.
Series B, 3.90%, 7/15/2027		295,000	330,905
2.65%, 3/1/2030		180,000	187,649
Fox Corp.
4.03%, 1/25/2024		90,000	98,940
3.50%, 4/8/2030		140,000	150,282
Freeport-McMoRan, Inc.
3.55%, 3/1/2022		8,000	8,080
3.88%, 3/15/2023		25,000	25,198
4.55%, 11/14/2024		60,000	61,050
Frontier Communications Corp.
7.63%, 4/15/2024		15,000	4,837
6.88%, 1/15/2025		35,000	10,938
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035		200,000	199,687
General Electric Co. 1.50%, 5/17/2029	EUR	100,000	99,489
General Motors Co. 5.15%, 4/1/2038		30,000	28,991
Genesis Energy LP
5.63%, 6/15/2024		20,000	18,200
6.25%, 5/15/2026		15,000	13,360
Global Partners LP 7.00%, 6/15/2023		25,000	23,687
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (b)		205,000	210,643

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount	Value
(ICE LIBOR USD 3 Month + 1.60%), 1.96%, 11/29/2023 (b)	130,000	130,827
3.50%, 4/1/2025	385,000	413,208
3.85%, 1/26/2027	159,000	175,177
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (b)	35,000	38,904
Goodyear Tire & Rubber Co. (The) 4.88%, 3/15/2027	1,000	920
Gray Television, Inc. 7.00%, 5/15/2027 (e)	95,000	100,344
Gulfport Energy Corp. 6.00%, 10/15/2024	78,000	45,630
H&E Equipment Services, Inc. 5.63%, 9/1/2025	15,000	14,659
HCA, Inc.
5.88%, 5/1/2023	82,000	89,152
5.38%, 2/1/2025	130,000	142,699
5.88%, 2/15/2026	360,000	402,995
5.63%, 9/1/2028	119,000	136,404
Herc Holdings, Inc. 5.50%, 7/15/2027 (e)	89,000	86,664
Hertz Corp. (The)
7.63%, 6/1/2022 (e)	4,000	1,730
5.50%, 10/15/2024 (e)	128,000	23,040
7.13%, 8/1/2026 (e)	15,000	2,550
Hilcorp Energy I LP
5.00%, 12/1/2024 (e)	23,000	20,240
6.25%, 11/1/2028 (e)	25,000	21,375
Hill-Rom Holdings, Inc. 5.00%, 2/15/2025 (e)	15,000	15,412
Hilton Domestic Operating Co., Inc. 5.13%, 5/1/2026	12,000	12,035
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	15,000	14,325
Hilton Worldwide Finance LLC
4.63%, 4/1/2025	88,000	87,340
4.88%, 4/1/2027	33,000	32,752
Hologic, Inc. 4.38%, 10/15/2025 (e)	15,000	15,334
Home Depot, Inc. (The) 2.70%, 4/15/2030	190,000	207,378
Howmet Aerospace, Inc. 5.90%, 2/1/2027	60,000	60,540
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	15,000	15,652
Icahn Enterprises LP 6.38%, 12/15/2025	25,000	25,252
iHeartCommunications, Inc. 5.25%, 8/15/2027 (e)	50,000	48,985

Investments		Principal Amount	Value
International Business Machines Corp. 2.85%, 5/15/2040		100,000	101,195
International Game Technology plc 4.75%, 2/15/2023 (a)	EUR	100,000	109,582
IQVIA, Inc.
3.50%, 10/15/2024 (a)	EUR	150,000	168,173
3.25%, 3/15/2025 (a)	EUR	200,000	224,230
IRB Holding Corp. 6.75%, 2/15/2026 (e)		39,000	36,514
Iron Mountain, Inc.
REIT, 5.75%, 8/15/2024		58,000	58,362
REIT, 4.88%, 9/15/2029 (e)		70,000	70,175
ITC Holdings Corp.
3.35%, 11/15/2027		140,000	150,082
2.95%, 5/14/2030 (e)		280,000	294,930
JBS USA LUX SA
5.88%, 7/15/2024 (e)		7,000	7,114
5.75%, 6/15/2025 (e)		6,000	6,143
6.50%, 4/15/2029 (e)		43,000	46,762
JELD-WEN, Inc. 4.63%, 12/15/2025 (e)		70,000	66,325
Kennedy-Wilson, Inc. 5.88%, 4/1/2024		14,000	13,265
Kroger Co. (The) 2.65%, 10/15/2026		135,000	145,686
L Brands, Inc.
5.63%, 10/15/2023		45,000	42,741
5.25%, 2/1/2028		18,000	15,232
L3Harris Technologies, Inc. 4.85%, 4/27/2035		185,000	228,644
LABL Escrow Issuer LLC 6.75%, 7/15/2026 (e)		120,000	125,065
Lamar Media Corp. 5.75%, 2/1/2026		50,000	52,062
Lennar Corp. 5.88%, 11/15/2024		48,000	51,960
Level 3 Financing, Inc.
5.38%, 5/1/2025		25,000	25,683
5.25%, 3/15/2026		61,000	63,135
4.63%, 9/15/2027 (e)		80,000	81,984
Liberty Mutual Group, Inc. 3.95%, 10/15/2050 (e)		15,000	15,295
Live Nation Entertainment, Inc. 5.63%, 3/15/2026 (e)		19,000	18,335
LKQ European Holdings BV 3.63%, 4/1/2026 (a)	EUR	100,000	112,115
LKQ Italia Bondco SpA 3.88%, 4/1/2024 (a)	EUR	200,000	229,190
Lowe’s Cos., Inc.
4.50%, 4/15/2030		83,000	99,848
5.13%, 4/15/2050		110,000	148,076
LPL Holdings, Inc. 5.75%, 9/15/2025 (e)		38,000	39,506

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026		29,000	28,783
Martin Midstream Partners LP 7.25%, 2/15/2021		46,000	26,919
MasTec, Inc. 4.88%, 3/15/2023		34,000	34,000
Matador Resources Co. 5.88%, 9/15/2026		21,000	15,617
Mattel, Inc.
3.15%, 3/15/2023		10,000	9,500
6.75%, 12/31/2025 (e)		170,000	177,225
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (e)		125,000	124,062
McDonald’s Corp. 3.30%, 7/1/2025		59,000	65,174
Meredith Corp. 6.88%, 2/1/2026		35,000	32,419
MetLife, Inc. 6.40%, 12/15/2036		130,000	150,662
MGM Resorts International
6.00%, 3/15/2023		315,000	315,721
4.63%, 9/1/2026		43,000	41,065
5.50%, 4/15/2027		85,000	82,588
MidAmerican Energy Co. 4.25%, 5/1/2046		55,000	68,902
Midcontinent Communications 5.38%, 8/15/2027 (e)		9,000	9,180
Morgan Stanley
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (b)		15,000	16,707
(SOFR + 3.12%), 3.62%, 4/1/2031 (b)		310,000	344,203
(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038 (b)		240,000	275,229
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (e)		79,000	74,655
MSCI, Inc. 5.38%, 5/15/2027 (e)		34,000	36,550
MTS Systems Corp. 5.75%, 8/15/2027 (e)		14,000	12,600
Nabors Industries, Inc. 5.75%, 2/1/2025		90,000	27,900
NCR Corp.
5.75%, 9/1/2027 (e)		15,000	14,887
6.13%, 9/1/2029 (e)		15,000	14,963
Netflix, Inc.
4.38%, 11/15/2026		17,000	18,009
3.63%, 5/15/2027	EUR	200,000	235,886
4.88%, 4/15/2028		65,000	69,388
5.88%, 11/15/2028		45,000	51,204
4.88%, 6/15/2030 (e)		53,000	57,219

Investments	Principal Amount	Value
New Albertsons LP 8.00%, 5/1/2031	103,000	109,180
Newell Brands, Inc. 4.70%, 4/1/2026 (f)	90,000	93,177
Nexstar Broadcasting, Inc. 5.63%, 7/15/2027 (e)	35,000	35,875
NextEra Energy Capital Holdings, Inc.
2.75%, 5/1/2025	130,000	139,020
2.25%, 6/1/2030	90,000	91,685
NextEra Energy Operating Partners LP 4.25%, 9/15/2024 (e)	10,000	10,325
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025 (e)	30,000	30,159
Nielsen Finance LLC 5.00%, 4/15/2022 (e)	38,000	37,941
NIKE, Inc. 3.38%, 3/27/2050	15,000	17,342
Noble Energy, Inc. 3.85%, 1/15/2028	354,000	321,953
Noble Holding International Ltd.
7.88%, 2/1/2026 (e)	53,000	13,800
5.25%, 3/15/2042	12,000	360
Novelis Corp. 5.88%, 9/30/2026 (e)	74,000	75,790
NRG Energy, Inc. 6.63%, 1/15/2027	45,000	47,925
Nuance Communications, Inc. 5.63%, 12/15/2026	50,000	53,014
NuStar Logistics LP 5.63%, 4/28/2027	30,000	28,425
Oasis Petroleum, Inc.
6.88%, 1/15/2023	125,000	21,094
6.25%, 5/1/2026 (e)	33,000	5,445
Oracle Corp. 2.95%, 4/1/2030	290,000	318,197
PacifiCorp
2.70%, 9/15/2030	120,000	129,555
3.30%, 3/15/2051	27,000	29,444
Panther BF Aggregator 2 LP 6.25%, 5/15/2026 (e)	65,000	66,138
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (e)	9,000	9,168
Pattern Energy Group, Inc. 5.88%, 2/1/2024 (e)	20,000	20,250
PBF Holding Co. LLC 7.25%, 6/15/2025	22,000	20,200
Peabody Energy Corp. 6.00%, 3/31/2022 (e)	20,000	13,600
Penske Automotive Group, Inc.
5.75%, 10/1/2022	35,000	35,087
5.50%, 5/15/2026	48,000	47,280

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount	Value
PetSmart, Inc.
7.13%, 3/15/2023 (e)	75,000	72,750
5.88%, 6/1/2025 (e)	101,000	101,000
Pfizer, Inc.
2.55%, 5/28/2040	60,000	60,652
2.70%, 5/28/2050	110,000	110,849
Philip Morris International, Inc.
1.50%, 5/1/2025	100,000	102,065
2.10%, 5/1/2030	60,000	60,472
Pilgrim’s Pride Corp. 5.75%, 3/15/2025 (e)	63,000	64,418
Plantronics, Inc. 5.50%, 5/31/2023 (e)	53,000	40,545
Polaris Intermediate Corp. 8.50% (cash), 12/1/2022 (e)(g)	25,000	21,891
Post Holdings, Inc.
5.75%, 3/1/2027 (e)	50,000	52,125
5.63%, 1/15/2028 (e)	50,000	52,375
Prime Security Services Borrower LLC
5.25%, 4/15/2024 (e)	16,000	16,680
5.75%, 4/15/2026 (e)	16,000	16,480
QEP Resources, Inc.
5.38%, 10/1/2022	38,000	21,649
5.63%, 3/1/2026	5,000	2,668
Qorvo, Inc. 5.50%, 7/15/2026	52,000	54,470
Quicken Loans LLC 5.75%, 5/1/2025 (e)	53,000	54,060
Radian Group, Inc. 4.50%, 10/1/2024	25,000	24,710
Rain CII Carbon LLC 7.25%, 4/1/2025 (e)	50,000	45,500
Raytheon Technologies Corp.
3.95%, 8/16/2025	17,000	19,340
3.75%, 11/1/2046	115,000	129,409
Realty Income Corp. REIT, 3.00%, 1/15/2027	170,000	174,446
Refinitiv US Holdings, Inc.
6.25%, 5/15/2026 (e)	21,000	22,417
8.25%, 11/15/2026 (e)	9,000	9,833
Rite Aid Corp.
6.13%, 4/1/2023 (e)	105,000	97,650
7.50%, 7/1/2025 (e)	60,000	59,550
Rockwell Collins, Inc.
3.70%, 12/15/2023	325,000	349,049
3.20%, 3/15/2024	400,000	424,647
Roper Technologies, Inc. 3.80%, 12/15/2026	280,000	313,440
Ryman Hospitality Properties, Inc. REIT, 4.75%, 10/15/2027 (e)	9,000	7,639

Investments		Principal Amount	Value
San Diego Gas & Electric Co. 3.32%, 4/15/2050		40,000	42,624
SBA Communications Corp. REIT, 4.88%, 9/1/2024		25,000	25,664
Schlumberger Holdings Corp.
3.75%, 5/1/2024 (e)		315,000	330,648
3.90%, 5/17/2028 (e)		120,000	125,218
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029		30,000	30,750
Sealed Air Corp. 5.13%, 12/1/2024 (e)		94,000	101,728
Sempra Energy 3.80%, 2/1/2038		145,000	155,407
Sensata Technologies BV
4.88%, 10/15/2023 (e)		85,000	87,338
5.00%, 10/1/2025 (e)		14,000	14,525
Service Corp. International
7.50%, 4/1/2027		70,000	77,700
5.13%, 6/1/2029		70,000	75,425
Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/2023		225,000	237,278
Silgan Holdings, Inc. 3.25%, 3/15/2025	EUR	200,000	223,398
Sinclair Television Group, Inc. 5.63%, 8/1/2024 (e)		61,000	60,390
Sirius XM Radio, Inc.
4.63%, 5/15/2023 (e)		10,000	10,024
5.38%, 4/15/2025 (e)		93,000	95,430
5.38%, 7/15/2026 (e)		2,000	2,074
5.00%, 8/1/2027 (e)		162,000	169,290
5.50%, 7/1/2029 (e)		14,000	14,945
Six Flags Entertainment Corp.
4.88%, 7/31/2024 (e)		10,000	9,400
5.50%, 4/15/2027 (e)		7,000	6,510
SM Energy Co. 6.13%, 11/15/2022		75,000	45,000
Solera LLC 10.50%, 3/1/2024 (e)		45,000	45,731
Southern California Edison Co.
Series A, 4.20%, 3/1/2029		120,000	138,177
2.25%, 6/1/2030		28,000	27,785
Series 13-A, 3.90%, 3/15/2043		37,000	39,573
3.65%, 2/1/2050		79,000	83,120
Southwestern Energy Co. 6.20%, 1/23/2025 (f)		87,000	78,143
Spectrum Brands, Inc.
5.75%, 7/15/2025		90,000	92,813
5.00%, 10/1/2029 (e)		5,000	4,881
Springleaf Finance Corp.
5.63%, 3/15/2023		60,000	58,800
7.13%, 3/15/2026		32,000	31,520

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount	Value
Sprint Capital Corp. 8.75%, 3/15/2032	202,000	290,375
Sprint Corp.
7.63%, 2/15/2025	376,000	438,510
7.63%, 3/1/2026	65,000	77,675
SS&C Technologies, Inc. 5.50%, 9/30/2027 (e)	85,000	89,276
Standard Industries, Inc.
6.00%, 10/15/2025 (e)	24,000	24,900
4.75%, 1/15/2028 (e)	60,000	60,393
Staples, Inc.
7.50%, 4/15/2026 (e)	140,000	122,297
10.75%, 4/15/2027 (e)	46,000	31,297
State Street Corp. (SOFR + 2.60%), 2.90%, 3/30/2026 (b)(e)	20,000	21,498
Station Casinos LLC 5.00%, 10/1/2025 (e)	21,000	18,874
Steel Dynamics, Inc. 5.00%, 12/15/2026	25,000	25,986
Summit Materials LLC 6.13%, 7/15/2023	20,000	20,050
Summit Midstream Holdings LLC 5.50%, 8/15/2022	20,000	9,600
5.75%, 4/15/2025	20,000	8,554
Sunoco Logistics Partners Operations LP 5.35%, 5/15/2045	130,000	126,943
Sunoco LP
4.88%, 1/15/2023	20,000	20,294
5.50%, 2/15/2026	15,000	15,075
6.00%, 4/15/2027	22,000	22,582
Tallgrass Energy Partners LP 5.50%, 9/15/2024 (e)	28,000	26,740
Targa Resources Partners LP
4.25%, 11/15/2023	62,000	60,617
6.75%, 3/15/2024	170,000	172,869
5.88%, 4/15/2026	80,000	81,400
Target Corp. 2.65%, 9/15/2030	90,000	97,871
Team Health Holdings, Inc. 6.38%, 2/1/2025 (e)	53,000	29,410
Tempur Sealy International, Inc.
5.63%, 10/15/2023	110,000	110,000
5.50%, 6/15/2026	155,000	155,388
Tenet Healthcare Corp.
8.13%, 4/1/2022	145,000	151,525
6.75%, 6/15/2023	70,000	73,325
4.63%, 9/1/2024 (e)	6,000	6,076
5.13%, 5/1/2025	75,000	76,110
4.88%, 1/1/2026 (e)	30,000	30,831
6.25%, 2/1/2027 (e)	35,000	36,225
5.13%, 11/1/2027 (e)	96,000	99,120

Investments	Principal Amount	Value
Tennant Co. 5.63%, 5/1/2025	33,000	33,083
Tenneco, Inc. 5.00%, 7/15/2026	65,000	33,131
Terraform Global Operating LLC 6.13%, 3/1/2026 (e)	10,000	9,850
TerraForm Power Operating LLC 4.25%, 1/31/2023 (e)	17,000	17,298
Texas Instruments, Inc. 1.75%, 5/4/2030	70,000	71,348
TJX Cos., Inc. (The) 3.50%, 4/15/2025	205,000	229,036
T-Mobile USA, Inc.
6.38%, 3/1/2025	79,000	81,473
6.50%, 1/15/2026	240,000	253,272
4.50%, 2/1/2026	50,000	51,393
3.75%, 4/15/2027 (e)	525,000	567,625
3.88%, 4/15/2030 (e)	170,000	184,294
4.50%, 4/15/2050 (e)	100,000	112,433
TransDigm, Inc. 6.25%, 3/15/2026 (e)	70,000	71,575
Transocean Pontus Ltd. 6.13%, 8/1/2025 (e)	17,535	16,483
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (e)	10,000	9,000
Transocean Proteus Ltd. 6.25%, 12/1/2024 (e)	33,600	31,920
Transocean, Inc. 7.50%, 1/15/2026 (e)	55,000	29,700
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (e)	28,000	26,740
Triumph Group, Inc. 7.75%, 8/15/2025	75,000	48,750
Tronox Finance plc 5.75%, 10/1/2025 (e)	8,000	7,480
Tronox, Inc. 6.50%, 4/15/2026 (e)	19,000	17,978
United Airlines Holdings, Inc.
5.00%, 2/1/2024	25,000	18,187
4.88%, 1/15/2025	13,000	9,103
United Rentals North America, Inc.
6.50%, 12/15/2026	30,000	32,062
5.50%, 5/15/2027	199,000	211,171
United States Steel Corp.
6.88%, 8/15/2025	9,000	6,075
6.25%, 3/15/2026	28,000	17,850
UnitedHealth Group, Inc. 2.00%, 5/15/2030	100,000	102,972
Uniti Group LP REIT, 6.00%, 4/15/2023 (e)	85,000	83,087
Verizon Communications, Inc. 4.33%, 9/21/2028	230,000	274,676
4.86%, 8/21/2046	75,000	100,623

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount	Value
Vista Outdoor, Inc. 5.88%, 10/1/2023	85,000	80,325
Vistra Energy Corp. 5.88%, 6/1/2023	22,000	22,216
Vistra Operations Co. LLC 5.50%, 9/1/2026 (e)	55,000	57,750
W&T Offshore, Inc. 9.75%, 11/1/2023 (e)	44,000	24,860
Waste Management, Inc. 4.00%, 7/15/2039	40,000	45,358
Welbilt, Inc. 9.50%, 2/15/2024	140,000	126,000
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 1.00%), 2.57%, 2/11/2031 (b)	165,000	166,569
4.90%, 11/17/2045	150,000	180,752
WESCO Distribution, Inc. 5.38%, 6/15/2024	17,000	16,639
Western Digital Corp. 4.75%, 2/15/2026	50,000	52,625
Whiting Petroleum Corp.
5.75%, 3/15/2021 (i)	85,000	9,988
6.63%, 1/15/2026 (i)	21,000	2,415
William Carter Co. (The) 5.63%, 3/15/2027 (e)	8,000	8,172
Williams Cos., Inc. (The) 4.00%, 9/15/2025	275,000	296,585
Windstream Services LLC 8.63%, 10/31/2025 (e)(f)	15,000	8,935
Wolverine Escrow LLC 9.00%, 11/15/2026 (e)	70,000	46,607
WPX Energy, Inc. 8.25%, 8/1/2023	41,000	43,768
Wyndham Destinations, Inc.
5.40%, 4/1/2024 (f)	4,000	3,760
6.35%, 10/1/2025 (f)	13,000	12,285
5.75%, 4/1/2027 (f)	17,000	15,370
Wynn Las Vegas LLC 5.50%, 3/1/2025 (e)	121,000	117,294
Xcel Energy, Inc. 3.40%, 6/1/2030	40,000	44,670
Zoetis, Inc.
2.00%, 5/15/2030	100,000	100,674
3.00%, 5/15/2050	40,000	41,162

		42,986,383

TOTAL CORPORATE BONDS (Cost $78,288,769)		76,933,472

Investments		Principal Amount	Value
FOREIGN GOVERNMENT SECURITIES — 25.0%
Australia — 2.8%
Commonwealth of Australia 2.50%, 5/21/2030 (a)	AUD	5,545,000	4,263,029

Bahrain — 0.2%
Kingdom of Bahrain 6.00%, 9/19/2044 (a)		335,000	300,872

Benin — 0.2%
Benin Government Bond 5.75%, 3/26/2026 (e)	EUR	320,000	314,921

Canada — 2.6%
Canada Government Bond 1.25%, 6/1/2030	CAD	5,065,000	3,937,961

Colombia — 0.5%
Republic of Colombia
3.00%, 1/30/2030		480,000	478,650
5.00%, 6/15/2045		200,000	227,000

			705,650

Cyprus — 0.8%
Republic of Cyprus
2.75%, 6/27/2024 (a)	EUR	230,000	278,609
2.38%, 9/25/2028 (a)	EUR	570,000	692,442
2.75%, 2/26/2034 (a)	EUR	180,000	228,282

			1,199,333

Czech Republic — 0.5%
Czech Republic 2.00%, 10/13/2033	CZK	17,450,000	819,327

Dominican Republic — 0.3%
Dominican Republic Government Bond
9.75%, 6/5/2026 (e)	DOP	14,000,000	203,001
5.88%, 1/30/2060 (e)		230,000	194,709

			397,710

Egypt — 0.6%
Arab Republic of Egypt
5.75%, 5/29/2024 (e)		200,000	200,625
7.60%, 3/1/2029 (e)		280,000	283,325
7.05%, 1/15/2032 (e)		230,000	217,566
8.88%, 5/29/2050 (e)		200,000	197,500

			899,016

El Salvador — 0.2%
Republic of El Salvador
7.75%, 1/24/2023 (a)		82,000	73,441
7.12%, 1/20/2050 (e)		377,000	288,759

			362,200

Ethiopia — 0.1%
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024 (a)		200,000	185,812

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
Greece — 1.4%
Hellenic Republic
3.38%, 2/15/2025 (a)	EUR	396,000	486,311
1.88%, 7/23/2026 (a)	EUR	466,000	537,012
3.88%, 3/12/2029 (a)	EUR	550,000	727,373
1.88%, 2/4/2035 (a)	EUR	350,000	400,659

			2,151,355

Hungary — 0.2%
Hungary Government Bond 7.63%, 3/29/2041		150,000	249,624

Indonesia — 0.3%
Republic of Indonesia 6.63%, 2/17/2037 (a)		340,000	455,494

Israel — 0.4%
State of Israel Government Bond 3.38%, 1/15/2050		570,000	601,350

Italy — 2.5%
Buoni Poliennali del Tesoro 3.85%, 9/1/2049 (a)	EUR	885,000	1,274,932
Italian Republic Government Bond
2.38%, 10/17/2024		1,345,000	1,340,188
2.88%, 10/17/2029		1,135,000	1,105,473

			3,720,593

Ivory Coast — 0.2%
Republic of Cote d’Ivoire 6.88%, 10/17/2040 (e)	EUR	310,000	313,253

Jamaica — 0.1%
Jamaica Government Bond 7.88%, 7/28/2045		200,000	220,875

Kazakhstan — 0.2%
Republic of Kazakhstan 1.50%, 9/30/2034 (e)	EUR	370,000	378,374

Kenya — 0.3%
Republic of Kenya
6.88%, 6/24/2024 (a)		200,000	191,938
8.25%, 2/28/2048 (a)		250,000	233,203

			425,141

Lebanon — 0.0% (h)
Lebanese Republic
6.65%, 4/22/2024 (a)(i)		227,000	39,086
6.65%, 11/3/2028 (a)(i)		226,000	39,056

			78,142

Mexico — 0.5%
Mex Bonos Desarr Fix Rt Series M 20, 8.50%, 5/31/2029	MXN	14,500,000	758,977

Morocco — 0.4%
Kingdom of Morocco
1.50%, 11/27/2031 (e)	EUR	180,000	174,645
5.50%, 12/11/2042 (a)		320,000	365,100

			539,745

Investments		Principal Amount	Value
Nigeria — 0.4%
Federal Republic of Nigeria
7.63%, 11/21/2025 (a)		300,000	287,438
7.14%, 2/23/2030 (a)		390,000	341,006

			628,444

Oman — 0.2%
Sultanate of Oman Government Bond 5.38%, 3/8/2027 (a)		360,000	300,375

Panama — 0.4%
Republic of Panama
4.50%, 4/1/2056		200,000	235,800
3.87%, 7/23/2060		400,000	437,250

			673,050

Paraguay — 0.3%
Republic of Paraguay 5.00%, 4/15/2026 (a)		420,000	455,700

Peru — 0.7%
Republic of Peru
2.78%, 1/23/2031		390,000	410,280
6.95%, 8/12/2031 (a)	PEN	1,750,000	628,076

			1,038,356

Philippines — 0.2%
Republic of Philippines 2.95%, 5/5/2045		330,000	342,787

Portugal — 3.4%
Obrigacoes do Tesouro
2.88%, 10/15/2025 (a)	EUR	2,220,000	2,844,890
2.88%, 7/21/2026 (a)	EUR	745,000	967,942
3.88%, 2/15/2030 (a)	EUR	285,000	417,984
Portuguese Republic 5.13%, 10/15/2024 (a)		740,000	855,863

			5,086,679

Qatar — 0.4%
State of Qatar
5.10%, 4/23/2048 (a)		245,000	320,414
4.40%, 4/16/2050 (e)		200,000	237,500

			557,914

Romania — 0.3%
Romania Government Bond
2.12%, 7/16/2031 (e)	EUR	193,000	196,966
4.63%, 4/3/2049 (e)	EUR	156,000	194,327

			391,293

Russia — 0.9%
Russian Federation
6.00%, 10/6/2027	RUB	13,330,000	197,972
7.25%, 5/10/2034	RUB	21,393,000	347,717
7.70%, 3/16/2039	RUB	11,860,000	205,049
5.88%, 9/16/2043 (a)		400,000	570,875

			1,321,613

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
Serbia — 0.2%
Republic of Serbia 1.50%, 6/26/2029 (e)	EUR	230,000	238,078

South Korea — 0.3%
Korea Housing Finance Corp. 0.10%, 6/18/2024 (e)	EUR	371,000	412,286

Spain — 1.4%
Bonos and Obligaciones del Estado
0.60%, 10/31/2029 (a)	EUR	195,000	219,516
1.25%, 10/31/2030 (a)	EUR	1,310,000	1,554,352
1.85%, 7/30/2035 (a)	EUR	330,000	416,795

			2,190,663

Sri Lanka — 0.1%
Democratic Socialist Republic of Sri Lanka
6.35%, 6/28/2024 (e)		200,000	112,252
7.55%, 3/28/2030 (e)		200,000	107,937

			220,189

Ukraine — 0.3%
Ukraine Government Bond
7.75%, 9/1/2026 (a)		270,000	268,920
7.38%, 9/25/2032 (a)		230,000	219,075

			487,995

Uruguay — 0.2%
Oriental Republic of Uruguay 5.10%, 6/18/2050		250,000	306,328

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $37,938,919)			37,930,504

ASSET-BACKED SECURITIES — 7.9%
United States — 7.9%
ACC Trust Series 2019-1, Class A, 3.75%, 5/20/2022 (e)		49,465	49,565
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 ‡(e)		199,188	200,037
American Credit Acceptance Receivables Trust
Series 2016-4, Class D, 4.11%, 4/12/2023 (e)		35,826	35,903
Series 2019-3, Class B, 2.59%, 8/14/2023 (e)		290,000	292,121
Series 2018-3, Class C, 3.75%, 10/15/2024 (e)		54,579	54,799
Series 2019-3, Class C, 2.76%, 9/12/2025 (e)		96,000	95,817
Series 2019-3, Class D, 2.89%, 9/12/2025 (e)		97,000	92,886
Business Jet Securities LLC

Investments	Principal Amount	Value
Series 2018-2, Class C, 6.66%, 6/15/2033 (e)	132,143	91,680
Chase Funding Trust Series 2003-6, Class 1A7, 5.01%, 11/25/2034 ‡(f)	114,837	118,263
Conn’s Receivables Funding LLC
Series 2019-A, Class B, 4.36%, 10/16/2023 ‡(e)	93,864	90,606
Series 2019-A, Class C, 5.29%, 10/16/2023 ‡(e)	85,330	77,398
CPS Auto Receivables Trust
Series 2018-A, Class B, 2.77%, 4/18/2022 (e)	80,622	80,664
Series 2018-A, Class D, 3.66%, 12/15/2023 (e)	400,000	399,562
Credit Acceptance Auto Loan Trust
Series 2018-1A, Class C, 3.77%, 6/15/2027 (e)	250,000	249,245
Series 2018-3A, Class B, 3.89%, 10/15/2027 (e)	250,000	252,164
Credit-Based Asset Servicing & Securitization LLC
Series 2004-CB5, Class M1, 1.08%, 1/25/2034 ‡(j)	103,090	97,303
Drive Auto Receivables Trust
Series 2018-3, Class D, 4.30%, 9/16/2024	256,000	261,469
Series 2018-4, Class C, 3.66%, 11/15/2024	239,128	241,503
DT Auto Owner Trust
Series 2018-3A, Class C, 3.79%, 7/15/2024 (e)	260,000	262,406
Series 2019-1A, Class D, 3.87%, 11/15/2024 (e)	65,000	64,484
Series 2019-1A, Class E, 4.94%, 2/17/2026 (e)	100,000	88,814
Exeter Automobile Receivables Trust
Series 2015-3A, Class D, 6.55%, 10/17/2022 (e)	178,756	179,001
Series 2018-3A, Class C, 3.71%, 6/15/2023 (e)	99,000	100,081
Series 2017-3A, Class C, 3.68%, 7/17/2023 (e)	180,000	180,347
Series 2016-3A, Class D, 6.40%, 7/17/2023 (e)	350,000	349,212
Series 2018-2A, Class D, 4.04%, 3/15/2024 (e)	60,000	60,744
Series 2018-3A, Class D, 4.35%, 6/17/2024 (e)	210,000	210,415
Series 2019-1A, Class C, 3.82%, 12/16/2024 (e)	130,000	130,053
Flagship Credit Auto Trust

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount	Value
Series 2018-3, Class A, 3.07%, 2/15/2023 (e)	97,897	98,600
Series 2017-4, Class D, 3.58%, 1/15/2024 (e)	280,000	274,698
Series 2017-2, Class E, 5.55%, 7/15/2024 (e)	380,000	386,024
Series 2018-3, Class C, 3.79%, 12/16/2024 (e)	170,000	171,751
FREED ABS Trust
Series 2018-1, Class A, 3.61%, 7/18/2024 (e)	17,972	17,873
Series 2018-1, Class B, 4.56%, 7/18/2024 ‡(e)	100,000	97,078
GLS Auto Receivables Issuer Trust
Series 2019-2A, Class B, 3.32%, 3/15/2024 (e)	200,000	198,015
Series 2019-1A, Class C, 3.87%, 12/16/2024 (e)	155,000	153,936
Lendmark Funding Trust Series 2019-2A, Class C, 3.72%, 4/20/2028 ‡(e)	580,000	473,706
Marlette Funding Trust
Series 2018-1A, Class B, 3.19%, 3/15/2028 ‡(e)	9,378	9,370
Series 2018-1A, Class C, 3.69%, 3/15/2028 (e)	100,000	99,371
Series 2018-2A, Class B, 3.61%, 7/17/2028 ‡(e)	234,328	232,747
Series 2018-2A, Class C, 4.37%, 7/17/2028 (e)	280,000	265,677
Series 2018-3A, Class A, 3.20%, 9/15/2028 (e)	4,885	4,877
MFA LLC
Series 2017-NPL1, Class A1, 3.35%, 11/25/2047 ‡(e)(f)	178,136	176,089
Series 2018-NPL2, Class A1, 4.16%, 7/25/2048 ‡(e)(f)	121,845	111,672
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-NC8, Class B1, 2.79%, 9/25/2034 ‡(j)	257,849	257,749
OneMain Direct Auto Receivables Trust
Series 2018-1A, Class B, 3.71%, 4/14/2025 (e)	100,000	100,896
Series 2018-1A, Class D, 4.40%, 1/14/2028 (e)	160,000	158,399
OneMain Financial Issuance Trust Series 2018-1A, Class D, 4.08%, 3/14/2029 ‡(e)	100,000	90,310
PNMAC GMSR Issuer Trust

Investments	Principal Amount	Value
Series 2018-GT2, Class A, 2.82%, 8/25/2025 (e)(j)	210,000	184,748
Prestige Auto Receivables Trust Series 2018-1A, Class C, 3.75%, 10/15/2024 (e)	440,000	446,156
Pretium Mortgage Credit Partners I LLC Series 2019-NPL2, Class A2, 5.93%, 12/27/2058 ‡(e)(f)	250,000	223,625
Progress Residential Trust Series 2018-SFR3, Class E, 4.87%, 10/17/2035 ‡(e)	262,000	261,059
Santander Drive Auto Receivables Trust Series 2018-4, Class D, 3.98%, 12/15/2025	350,000	357,284
Santander Revolving Auto Loan Trust
Series 2019-A, Class C, 3.00%, 1/26/2032 (e)	150,000	141,854
Series 2019-A, Class D, 3.45%, 1/26/2032 (e)	650,000	604,888
SoFi Consumer Loan Program Trust Series 2018-1, Class B, 3.65%, 2/25/2027 (e)	100,000	99,523
Structured Asset Investment Loan Trust
Series 2004-8, Class M3, 1.14%, 9/25/2034 ‡(j)	71,714	69,460
Series 2005-HE3, Class M1, 0.89%, 9/25/2035 ‡(j)	81,923	80,298
Tricolor Auto Securitization Trust
Series 2018-2A, Class A, 3.96%, 10/15/2021 (e)	19,384	19,397
Series 2018-2A, Class C, 5.75%, 5/16/2022 (e)	380,888	381,252
VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38%, 10/25/2047 ‡(e)(f)	26,852	25,764
VOLT LXXX LLC Series 2019-NPL6, Class A1B, 4.09%, 10/25/2049 (e)(f)	675,000	532,465
VOLT LXXXIII LLC Series 2019-NPL9, Class A1B, 4.09%, 11/26/2049 (e)(f)	580,000	468,564
Westlake Automobile Receivables Trust Series 2018-2A, Class E, 4.86%, 1/16/2024 (e)	310,000	315,397

TOTAL ASSET-BACKED SECURITIES (Cost $12,541,026)		11,997,114

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 6.1%
United Kingdom — 0.3%
Brass NO 8 plc Series 8A, Class A1, 1.09%, 11/16/2066 (e)(j)	207,068	205,201
Lanark Master Issuer plc Series 2019-1A, Class 1A1, 2.45%, 12/22/2069 (e)(j)	152,000	151,690
Permanent Master Issuer plc Series 2018-1A, Class 1A1, 1.60%, 7/15/2058 (e)(j)	127,500	127,360

		484,251

United States — 5.8%
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	151,478	154,683
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	92,413	90,869
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	123,788	122,902
Series 2007-2CB, Class 1A6, 5.75%, 3/25/2037	162,037	120,024
Angel Oak Mortgage Trust Series 2019-5, Class A1, 2.59%, 10/25/2049 (e)(j)	569,371	573,311
Antler Mortgage Trust Series 2019-RTL1, Class A2, 4.95%, 8/25/2022 (e)(j)	600,000	613,446
Chase Mortgage Finance Trust Series 2007-A1, Class 1A5, 4.15%, 2/25/2037 (j)	33,146	31,820
CHL Mortgage Pass-Through Trust Series 2007-16, Class A1, 6.50%, 10/25/2037	64,146	49,109
CIM Trust Series 2019-INV3, Class A11, 1.44%, 8/25/2049 (e)(j)	242,616	239,285
COLT Mortgage Loan Trust Series 2019-4, Class A1, 2.58%, 11/25/2049 (e)(j)	145,624	145,428
Deephaven Residential Mortgage Trust
Series 2019-4A, Class A1, 2.79%, 10/25/2059 (e)(j)	236,114	236,294
Series 2020-1, Class A1, 2.34%, 1/25/2060 (e)(j)	160,366	158,580
FHLMC Structured Agency Credit Risk Debt Notes Series 2018-HQA1, Class M2, 2.47%, 9/25/2030 (j)	52,350	48,803

Investments	Principal Amount	Value
FHLMC, REMIC
Series 2916, Class S, IF, IO, 7.07%, 1/15/2035 (j)	2,142,117	509,481
Series 4305, Class SK, IF, IO, 6.42%, 2/15/2044 (j)	806,728	182,041
Series 4689, Class SD, IF, IO, 5.97%, 6/15/2047 (j)	605,031	116,935
Series 4714, Class SA, IF, IO, 5.97%, 8/15/2047 (j)	470,159	101,503
Flagstar Mortgage Trust Series 2020-1INV, Class A11, 1.02%, 3/25/2050 (e)(j)	152,849	144,838
FNMA, Connecticut Avenue Securities
Series 2015-C03, Class 2M2, 5.17%, 7/25/2025 (j)	122,818	124,181
Series 2016-C06, Class 1M2, 4.42%, 4/25/2029 (j)	58,782	60,673
Series 2018-C05, Class 1M2, 2.52%, 1/25/2031 (j)	9,772	9,478
Series 2018-C06, Class 1M2, 2.17%, 3/25/2031 (j)	98,734	94,291
Series 2018-C06, Class 2M2, 2.27%, 3/25/2031 (j)	26,877	25,799
FNMA, REMIC
Series 2010-57, Class ID, IO, 4.00%, 6/25/2025	294,279	10,783
Series 2012-146, Class AI, IO, 3.00%, 1/25/2028	1,689,446	105,673
Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	1,006,982	84,225
Series 2012-93, Class SE, IF, IO, 5.93%, 9/25/2042 (j)	144,140	32,397
Series 2012-124, Class UI, IO, 4.00%, 11/25/2042	192,550	25,022
Series 2012-133, Class NS, IF, IO, 5.98%, 12/25/2042 (j)	268,386	61,913
Series 2015-40, Class LS, IF, IO, 6.00%, 6/25/2045 (j)	433,947	98,611
Series 2016-75, Class SC, IF, IO, 5.93%, 10/25/2046 (j)	878,644	189,927
Series 2017-31, Class SG, IF, IO, 5.93%, 5/25/2047 (j)	1,530,870	303,674

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount	Value
Series 2017-39, Class ST, IF, IO, 5.93%, 5/25/2047 (j)	417,596	95,315
Series 2017-69, Class SH, IF, IO, 6.03%, 9/25/2047 (j)	681,125	147,466
Series 2019-42, Class SK, IF, IO, 5.88%, 8/25/2049 (j)	1,203,483	232,803
FNMA, STRIPS Series 409, Class 27, IO, 4.00%, 4/25/2027 (j)	241,428	18,963
GCAT Trust Series 2020-NQM1, Class A1, 2.25%, 1/25/2060 (e)(f)	505,840	503,965
GNMA
Series 2017-107, Class KS, IF, IO, 6.03%, 7/20/2047 (j)	491,640	90,754
Series 2019-42, Class SJ, IF, IO, 5.88%, 4/20/2049 (j)	1,258,923	194,487
Series 2015-H13, Class GI, IO, 1.77%, 4/20/2065 (j)	239,728	10,923
Series 2017-H14, Class FG, 3.49%, 6/20/2067 (j)	374,956	380,896
Homeward Opportunities Fund I Trust
Series 2018-1, Class A1, 3.77%, 6/25/2048 (e)(j)	49,231	49,764
Series 2019-1, Class M1, 3.95%, 1/25/2059 ‡(e)(j)	150,000	140,900
Merrill Lynch Mortgage Investors Trust Series 2004-C, Class A1, 0.73%, 7/25/2029 (j)	80,232	74,385
OBX Trust
Series 2019-EXP1, Class 2A1B, 1.12%, 1/25/2059 (e)(j)	206,000	201,759
Series 2019-EXP3, Class 2A1B, 1.07%, 10/25/2059 (e)(j)	130,000	125,110
PRPM LLC Series 2019-1A, Class A1, 4.50%, 1/25/2024 (e)(f)	442,959	440,940
Starwood Mortgage Residential Trust Series 2020-1, Class A1, 2.27%, 2/25/2050 (e)(j)	231,222	230,939
Structured Adjustable Rate Mortgage Loan Trust Series 2004-8, Class 3A, 3.89%, 7/25/2034 (j)	19,199	19,070

Investments	Principal Amount	Value
Toorak Mortgage Corp. Ltd. Series 2018-1, Class A1, 4.34%, 8/25/2021 (e)(f)	240,000	227,054
Verus Securitization Trust
Series 2018-2, Class A1, 3.68%, 6/1/2058 (e)(j)	114,590	115,799
Series 2019-1, Class A1, 3.84%, 2/25/2059 (e)(j)	186,253	188,050
Series 2019-INV3, Class A1, 2.69%, 11/25/2059 (e)(j)	369,742	363,520

		8,718,861

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,971,956)		9,203,112

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.3%
United States — 4.3%
BAMLL Re-REMIC Trust Series 2014-FRR4, Class BK29, PO, 4/27/2023(e)	400,000	317,925
Banc of America Commercial Mortgage Trust Series 2007-5, Class AJ, 5.82%, 2/10/2051 (j)	338,517	361,845
BANK Series 2020-BN25, Class XA, IO, 0.89%, 1/15/2063 (j)	4,597,190	295,744
BX Commercial Mortgage Trust Series 2018-BIOA, Class D, 1.50%, 3/15/2037 ‡(e)(j)	485,000	457,166
BXMT Ltd. Series 2017-FL1, Class D, 2.88%, 6/15/2035 ‡(e)(j)	210,000	173,347
Citigroup Commercial Mortgage Trust Series 2015-P1, Class D, 3.23%, 9/15/2048 ‡(e)	205,000	133,447
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K033, Class X1, IO, 0.30%, 7/25/2023 (j)	3,896,749	32,652
Series K078, Class X3, IO, 2.21%, 10/25/2028 (j)	1,820,000	253,590
Series K153, Class X3, IO, 3.77%, 4/25/2035 (j)	340,000	100,315
Series K036, Class X3, IO, 2.11%, 12/25/2041 (j)	2,640,000	174,098
Series K720, Class X3, IO, 1.33%, 8/25/2042 (j)	6,800,000	163,980

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount	Value
Series K041, Class X3, IO, 1.64%, 11/25/2042 (j)	3,470,000	222,867
Series K718, Class X3, IO, 1.44%, 2/25/2043 (j)	10,025,000	204,248
Series K054, Class X3, IO, 1.60%, 4/25/2043 (j)	1,365,000	90,500
Series K050, Class X3, IO, 1.55%, 10/25/2043 (j)	1,010,000	69,428
Series K051, Class X3, IO, 1.61%, 10/25/2043 (j)	1,395,000	100,318
Series K052, Class X3, IO, 1.61%, 1/25/2044 (j)	750,000	49,210
Series K726, Class X3, IO, 2.13%, 7/25/2044 (j)	2,890,000	205,221
Series K067, Class X3, IO, 2.11%, 9/25/2044 (j)	1,385,000	170,571
Series K072, Class X3, IO, 2.14%, 12/25/2045 (j)	400,000	51,682
Series K089, Class X3, IO, 2.30%, 1/25/2046 (j)	850,000	126,555
Series K088, Class X3, IO, 2.35%, 2/25/2047 (j)	980,000	153,512
FREMF Series 2018-KF46, Class B, 2.28%, 3/25/2028 (e)(j)	520,674	410,150
FREMF Mortgage Trust
Series 2017-KF31, Class B, 3.23%, 4/25/2024 (e)(j)	38,282	32,447
Series 2017-KF36, Class B, 2.98%, 8/25/2024 (e)(j)	58,486	49,659
Series 2017-KF38, Class B, 2.83%, 9/25/2024 (e)(j)	46,350	39,580
Series 2018-KF47, Class B, 2.33%, 5/25/2025 (e)(j)	42,284	35,988
Series 2018-KF49, Class B, 2.23%, 6/25/2025 (e)(j)	471,208	399,205
Series 2017-K728, Class B, 3.65%, 11/25/2050 (e)(j)	190,000	191,263
Series 2017-K728, Class C, 3.65%, 11/25/2050 (e)(j)	105,000	101,427
GNMA Series 2017-23, IO, 0.74%, 5/16/2059 (j)	587,410	31,497
GS Mortgage Securities Trust Series 2012-GCJ9, Class D, 4.74%, 11/10/2045 ‡(e)(j)	320,000	263,577
LB Commercial Mortgage Trust Series 2007-C3, Class AJ, 5.91%, 7/15/2044 (j)	19,520	19,282

Investments	Principal Amount	Value
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 ‡(j)	236,315	137,063
Morgan Stanley Capital I Trust Series 2005-HQ7, Class E, 5.38%, 11/14/2042 ‡(j)	52,853	52,296
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (e)(j)	209,781	211,883
Series 2019-1, Class A, 3.76%, 3/25/2049 (e)(j)	493,716	496,256
Series 2019-1, Class M1, 3.94%, 3/25/2049 ‡(e)(j)	222,608	218,027

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,140,901)		6,597,821

U.S. TREASURY OBLIGATIONS — 1.2%
U.S. Treasury Bonds 3.00%, 2/15/2048	50,000	68,316
U.S. Treasury Notes 1.50%, 2/15/2030	1,635,000	1,767,333

		1,835,649

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,824,450)		1,835,649

SUPRANATIONAL — 0.1%
Supranational — 0.1%
African Export-Import Bank (The) 5.25%, 10/11/2023 (a) (Cost $212,170)	200,000	209,937

	No. of Warrants
WARRANTS — 0.0% (h)
Canada — 0.0% (h)
Ultra Petroleum Corp. expiring 7/14/2025, price 1.00 USD* (Cost $ —)	2,450	86

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares	Value
SHORT-TERM INVESTMENTS — 2.9%
INVESTMENT COMPANIES — 2.9%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.09% (k)(l) (Cost $4,327,650)	4,327,650	4,327,650

Total Investments — 98.3% (Cost $151,245,841)		149,035,345
Other Assets Less Liabilities — 1.7%		2,541,907

Net Assets — 100.0%		151,577,252

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
AUD	Australian Dollar
CAD	Canadian Dollar
CZK	Czech Republic Koruna
DKK	Danish Krone
DOP	Dominican Republic Peso
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
OYJ	Public Limited Company
PEN	Peruvian Nuevo Sol

PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
RUB	Russian Ruble
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	United States Dollar

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2020.
(c)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2020.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2020.
(g)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(h)	Amount rounds to less than 0.1% of net assets.
(i)	Defaulted security.
(j)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2020.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of May 31, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Futures contracts outstanding as of May 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	46	06/2020	AUD	4,567,594	25,026
U.S. Treasury 2 Year Note	12	09/2020	USD	2,650,031	258
U.S. Treasury 5 Year Note	33	09/2020	USD	4,145,625	7,668
U.S. Treasury 10 Year Note	79	09/2020	USD	10,985,937	14,029
U.S. Treasury 10 Year Ultra Note	25	09/2020	USD	3,931,250	15,854
U.S. Treasury Ultra Bond	5	09/2020	USD	1,087,031	559

					63,394

Short Contracts
Euro-Bund	(35)	06/2020	EUR	(6,694,934)	60,641
Euro-Buxl	(1)	06/2020	EUR	(234,842)	3,203
U.S. Treasury 5 Year Note	(45)	09/2020	USD	(5,653,125)	(10,566)
U.S. Treasury 10 Year Note	(12)	09/2020	USD	(1,668,750)	(2,174)
U.S. Treasury 10 Year Ultra Note	(39)	09/2020	USD	(6,132,750)	(22,409)
U.S. Treasury Long Bond	(1)	09/2020	USD	(178,125)	(846)

					27,849

					91,243

Abbreviations

AUD	Australian Dollar
EUR	Euro
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of May 31, 2020:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
IDR	16,638,268,886	USD	1,118,077	Goldman Sachs International**	6/2/2020	20,750
EUR	286,330	USD	310,805	BNP Paribas	6/3/2020	7,042
GBP	301,253	USD	371,792	State Street Corp.	6/3/2020	256
USD	376,838	GBP	301,253	State Street Corp.	6/3/2020	4,790
EUR	1,106,834	USD	1,212,881	HSBC Bank, NA	6/23/2020	16,283
RUB	77,801,603	USD	1,078,301	Citibank, NA**	6/23/2020	27,738
USD	18,585,725	EUR	16,705,517	State Street Corp.	7/6/2020	28,735

Total unrealized appreciation						105,594

USD	1,086,105	IDR	16,638,268,886	Goldman Sachs International**	6/2/2020	(52,722)
EUR	16,705,517	USD	18,573,209	State Street Corp.	6/3/2020	(28,892)
USD	18,228,459	EUR	16,753,836	Merrill Lynch International	6/3/2020	(369,497)
USD	261,989	EUR	238,011	State Street Corp.	6/3/2020	(2,220)
CAD	3,500,534	USD	2,543,083	State Street Corp.	6/23/2020	(627)
JPY	18,856,282	USD	174,923	Barclays Bank plc	6/23/2020	(26)
JPY	633,441,030	USD	5,931,746	BNP Paribas	6/23/2020	(56,399)
USD	4,199,537	AUD	6,513,962	State Street Corp.	6/23/2020	(142,449)
USD	744,780	BRL	4,306,319	Citibank, NA**	6/23/2020	(61,275)
USD	6,347,829	CAD	8,943,200	Citibank, NA	6/23/2020	(147,664)
USD	743,520	CZK	18,951,327	HSBC Bank, NA	6/23/2020	(38,317)
USD	77,424	DKK	534,654	Goldman Sachs International	6/23/2020	(2,229)
USD	151,393	EUR	137,917	Barclays Bank plc	6/23/2020	(1,767)
USD	43,111	EUR	39,068	BNP Paribas	6/23/2020	(275)
USD	11,937,994	EUR	11,033,594	Citibank, NA	6/23/2020	(315,061)
USD	3,322,140	EUR	3,046,304	HSBC Bank, NA	6/23/2020	(60,850)

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	103,417	EUR	94,607	Merrill Lynch International	6/23/2020	(1,647)
USD	51,441	EUR	47,008	State Street Corp.	6/23/2020	(763)
USD	42,605	EUR	38,380	TD Bank Financial Group	6/23/2020	(17)
USD	551,265	IDR	8,319,134,443	Goldman Sachs International**	6/23/2020	(15,144)
USD	754,069	MXN	17,481,837	HSBC Bank, NA	6/23/2020	(31,784)
USD	569,453	PEN	1,974,122	Citibank, NA**	6/23/2020	(6,521)
USD	327,067	RUB	24,185,000	Citibank, NA**	6/23/2020	(16,750)
USD	1,481,878	TRY	10,504,884	Barclays Bank plc	6/23/2020	(48,436)
USD	236,387	EUR	214,337	Merrill Lynch International	7/6/2020	(1,705)
USD	371,847	GBP	301,253	State Street Corp.	7/6/2020	(257)

Total unrealized depreciation						(1,403,294)

Net unrealized depreciation						(1,297,700)

Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peru Nuevo Sol
RUB	Russian Ruble
TRY	Turkish Lira
USD	United States Dollar

**	Non-deliverable forward

Over- the-counter (“OTC”) Credit default swap contracts outstanding - buy protection(a) as of May 31, 2020:

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.EM.32-V2	1.00	Quarterly	Goldman Sachs International	12/20/2024	2.78	USD 5,300,000	512,237	(129,682)	382,555

Centrally Cleared Credit default swap contracts outstanding - buy protection(a) as of May 31, 2020:

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.HY.34-V3	5.00	Quarterly	6/20/2025	5.48	USD 3,106,000	153,974	(122,467)	31,507

iTraxx.Europe.Crossover.33-V1	5.00	Quarterly	6/20/2025	4.29	EUR 3,930,000	312,260	(490,321)	(178,061)
iTraxx.Europe.Crossover.33-V1	5.00	Quarterly	6/20/2025	4.29	EUR 1,365,000	(3,882)	(57,964)	(61,846)

						308,378	(548,285)	(239,907)

						462,352	(670,752)	(208,400)

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(a)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations

CDX	Credit Default Swap Index
EUR	Euro
USD	United States Dollar

Summary of total OTC swap contracts outstanding as of May 31, 2020 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	512,237	382,555

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Futures contracts are generally valued on the basis of available market quotations. Swaps and Forward Foreign Currency Contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2020.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
United States	$—	$9,304,580	$2,692,534	$11,997,114
Collateralized Mortgage Obligations
United Kingdom	—	484,251	—	484,251
United States	—	8,577,961	140,900	8,718,861

Total Collateralized Mortgage Obligations	—	9,062,212	140,900	9,203,112

Commercial Mortgage-Backed Securities
United States	—	5,162,898	1,434,923	6,597,821
Corporate Bonds	—	76,933,472	—	76,933,472
Foreign Government Securities	—	37,930,504	—	37,930,504
Supranational	—	209,937	—	209,937
U.S. Treasury Obligations	—	1,835,649	—	1,835,649
Warrants	—	86	—	86
Short-Term Investments
Investment Companies	4,327,650	—	—	4,327,650

Total Investments in Securities	$4,327,650	$140,439,338	$4,268,357	$149,035,345

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$105,594	$—	$105,594
Futures Contracts	127,238	—	—	127,238

Total Appreciation in Other Financial Instruments	$127,238	$105,594	$—	$232,832

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,403,294)	$—	$(1,403,294)
Futures Contracts	(35,995)	—	—	(35,995)
Swaps	—	(800,434)	—	(800,434)

Total Depreciation in Other Financial Instruments	$(35,995)	$(2,203,728)	$—	$(2,239,723)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as February 29, 2020		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as May 31, 2020
Investments in Securities:
Asset-Backed Securities - Cayman Islands	$348,565		$(24,080)	$1,435	$—	$—	$(325,920)	$—	$—	$—
Asset-Backed Securities - United States	4,749,667		—	(243,903)	142	—	(542,230)	—	(1,271,142)	2,692,534
Collateralized Mortgage Obligations - United States	153,617		—	(12,717)	—	—	—	—	—	140,900
Commercial Mortgage-Backed Securities - United States	1,776,971		(13,557)	(218,469)	512	—	(254,174)	143,640	—	1,434,923
Corporate Bonds - Luxembourg	336,188		—	(12,682)	127	—	(323,633)	—	—	—
Corporate Bonds - United States	—	(a)	7,488	—	—	—	(7,488)	—	—	—

Total	$7,365,008		$(30,149)	$(486,336)	$781	$—	$(1,453,445)	$143,640	$(1,271,142)	$4,268,357

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is zero.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2020, which were valued using significant unobservable inputs (level 3) amounted to $(473,707).

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended May 31, 2020.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at May 29, 2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$2,692,534	Discounted Cash Flow	Constant Prepayment Rate	0.00	% - 35.00% (14.84%)
			Constant Default Rate	0.00	% - 3.00% (0.55%)
			Yield (Discount Rate of Cash Flows)	2.00	% - 26.34% (7.52%)

Asset-Backed Securities	2,692,534

	1,261,577	Discounted Cash Flow	Constant Prepayment Rate	0.00	% - 100.00% (17.28%)
			Constant Default Rate	0.00	% - 2.00% (0.35%)
			Yield (Discount Rate of Cash Flows)	3.08	% - 199% (28.87%)

Commercial Mortgage-Backed Securities	1,261,577

	140,900	Discounted Cash Flow	Constant Prepayment Rate	20.00	% (20.00%)
			Constant Default Rate	0.10	% (0.10%)
			Yield (Discount Rate of Cash Flows)	5.02	% (5.02%)

Commercial Mortgage Obligation	140,900

Total	$4,095,011

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2020, the value of these investments was $173,346. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2020	Shares at May 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.09% (a)(b)	$2,920,684	$41,667,657	$40,260,691	$—	$—	$4,327,650	4,327,650	$10,103	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2020.

C. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including credit default swaps, to manage credit risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank.

The Fund may be required to post or receive collateral for OTC Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.